Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, Plant and Equipment	21. PROPERTY, PLANT AND EQUIPMENT

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(1)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2022	981	1,056	437	755	258	3,487
Additions	62	87	4	185	39	377
Reclassification to assets held for sale	(98)	(13)	—	—	—	(111)
Disposals	(52)	(299)	(362)	(218)	(25)	(956)
At 31 December 2022	893	831	79	722	272	2,797
Accumulated depreciation:
At 1 January 2022	335	863	435	160	139	1,932
Charge for the year	18	69	1	73	19	180
Impairment during the year	8	2	—	—	—	10
Reclassification to assets held for sale	(49)	(13)	—	—	—	(62)
Disposals	(41)	(296)	(363)	(88)	(1)	(789)
At 31 December 2022	271	625	73	145	157	1,271
Carrying amount	622	206	6	577	115	1,526

Cost:
At 1 January 2021	1,275	1,362	436	720	222	4,015
Additions	126	28	1	284	65	504
Disposals	(420)	(334)	—	(249)	(29)	(1,032)
At 31 December 2021	981	1,056	437	755	258	3,487
Accumulated depreciation:
At 1 January 2021	491	1,053	434	178	119	2,275
Charge for the year(2)	32	87	1	81	20	221
Impairment during the year	46	28	—	—	23	97
Disposals	(234)	(305)	—	(99)	(23)	(661)
At 31 December 2021	335	863	435	160	139	1,932
Carrying amount	646	193	2	595	119	1,555
(1) Includes assets under construction of £204m (2021: £106m) and investment properties of £17m (2021: £17m).                                 (2) Following a review of the estimated useful lives of property the charge for the year includes accelerated property depreciation of £nil (2021: £9m).
In 2021, we sold our current head office site in Triton Square, London to a wholly-owned subsidiary of Banco Santander SA. Property, office fixtures and equipment and right-of-use assets were impaired in the period as a result of our multi-year transformation project. The impairment relates to leasehold properties within the scope of our branch network restructuring programme and head office sites which are either closing or consolidating.
As part of our plan to be the best bank to work for in the UK, we are building a new head office in Milton Keynes to meet the flexible needs of a modern workforce. It represents a planned investment of more than £200m, funded from existing resources. Site works began in Q1 2020 with practical completion expected in April 2023. Expenditure at 31 December 2022 was approximately £204m.